CONSOLIDATED STATEMENTS OF CASH FLOWS - CAD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Cash flows provided by (used in) operating activities
Income (loss) before income taxes		$ 3,287	$ 3,233
Adjustments:
Interest expense related to financing activities		209	249
Increase (decrease) in insurance and investment contract liabilities		14,921	11,432
Decrease (increase) in reinsurance assets		204	(28)
Realized and unrealized (gains) losses and foreign currency changes on invested assets		(7,311)	(7,285)
Sales, maturities and repayments of invested assets		76,289	59,162
Purchases of invested assets		(81,709)	(64,165)
Income taxes received (paid)		(690)	(698)
Mortgage securitization		197	264
Other operating activities	[1]	1,856	310
Net cash provided by (used in) operating activities		7,253	2,474
Cash flows provided by (used in) investing activities
Net (purchase) sale of property and equipment		(158)	(114)
Investment in and transactions with joint ventures and associates		(1)	19
Dividends received from joint ventures and associates		29	45
Acquisitions, net of cash and cash equivalents	[2]	(469)	(167)
Other investing activities		(287)	(213)
Net cash provided by (used in) investing activities		(886)	(430)
Cash flows provided by (used in) financing activities
Increase in (repayment of) borrowed funds		81	132
Issuance of subordinated debt, net of issuance costs		1,740	747
Repayment of senior financing		(2,020)	0
Increase in (repayment of) borrowings from credit facility	[1]	275	73
Redemption of senior debentures and subordinated debt		(500)	(1,050)
Issuance of common shares on exercise of stock options		18	23
Transactions with non-controlling interests		(5)	0
Common shares purchased for cancellation		(200)	(592)
Dividends paid on common and preferred shares		(1,360)	(1,318)
Payment of lease liabilities		(136)	(125)
Interest expense paid		(205)	(253)
Net cash provided by (used in) financing activities		(2,312)	(2,363)
Changes due to fluctuations in exchange rates		(92)	(190)
Increase (decrease) in cash and cash equivalents		3,963	(509)
Net cash and cash equivalents, beginning of year		6,685	7,194
Net cash and cash equivalents, end of year		10,648	6,685
Short-term securities, end of year		2,873	2,860
Net cash, cash equivalents ad short-term securities, end of year		13,521	9,545
Total cash consideration paid		514	192
Cash and cash equivalents acquired		$ 45	$ 25

[1]	Reflects a change in presentation for our credit facility effective January 1, 2020. We have updated our prior period to reflect this change in presentation.
[2]	Consists of total cash consideration paid of $514 ($192 in 2019), less cash and cash equivalents acquired of $45 ($25 in 2019).